Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2018
Impact of the adoption of ASU 2014-09
	For the Three Months period ended June 30, 2018
	As reported $	Balance without adoption of New Revenue Standard $	Effect of Change $
Voyage revenues	123,927	123,840	87
Voyage expenses	29,407	29,456	(49)
Net loss	(16,266)	(16,402)	136
Net loss per share, basic and diluted	(0.19)	(0.19)	0.00

	For the Six Months period ended June 30, 2018
	As reported $	Balance without adoption of New Revenue Standard $	Effect of Change $
Voyage revenues	249,651	248,972	679
Voyage expenses	56,683	56,627	56
Net loss	(34,823)	(35,446)	623
Net loss per share, basic and diluted	(0.40)	(0.41)	0.01

	For the Six Months period ended June 30, 2018
	As reported $	Balance without adoption of New Revenue Standard $	Effect of Change $
Cash Flows from Operating Activities:	38,691	38,068	623
Adjustments to reconcile net loss to net cash provided by operating activities:
Increase in Receivables, net	(8,666)	(7,987)	(679)
Increase in Capitalized voyage expenses	(525)	0	(525)

	Balance as at December 31, 2017 $	New Revenue Standard Adjustment $	Balance as at January 1, 2018 $
Assets:
Current Assets:
Accounts receivable, net	27,364	(1,949)	25,415
Capitalized voyage expenses	-	638	638

Liabilities and Stockholders’ Equity:
Current Liabilities:	-	-	-
Stockholders’ Equity:
Retained earnings	547,937	(1,311)	546,626